Fair Value Measurements (Quantitative Information About Unobservable Inputs Used In Level 3) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Option Model [Member] | Natural Gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price Volatility	0.00%
Maximum [Member] | Option Model [Member] | Natural Gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price Volatility		28.30%
Maximum [Member] | Discounted Cash Flow [Member] | Power [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs Price Per Megawatt Hour	54.47	57.97
Minimum [Member] | Option Model [Member] | Natural Gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price Volatility		0.30%
Minimum [Member] | Discounted Cash Flow [Member] | Power [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs Price Per Megawatt Hour	49.25	48.25
Cenovus [Member] | Option Model [Member] | Share Units Resulting From Split Transaction [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Share unit volatility	27.75%	30.18%